Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH PROVIDED BY (USED FOR): OPERATING ACTIVITIES
Net loss for the year	$ (2,252,324)	$ (522,963)	$ (674,520)
Non-Cash Items
Shares issued for services	0	7,373	21,896
Gain on discontinuance of trading platform	0	(7,158)	0
Accretion expenses	146,624	7,039	0
Promissory note issued for consulting services	0	64,820	0
Change in valuation of derivative instruments	1,067,076	(534,118)	0
Unrealized foreign exchange (gain) loss	(12,264)	(77,850)	(40,723)
Accrued interest on promissory notes	58,470	195,412	0
Amortization of prepaid expenses	22,211	16,369	0
Legal fees adjustments to promissory notes	0	(17,669)	0
Share-based compensation	60,000	0	0
Cash flows provided by (used for) operating activities before changes in working capital	(910,207)	(868,745)	(693,347)
Change in non-cash working capital accounts	(9,536)	104,827	(258,322)
Cash flows provided by (used for) operating activities	(919,743)	(763,918)	(951,669)
CASH PROVIDED BY (USED FOR): FINANCING ACTIVITIES
Advances from minority interest	196	0	0
Net proceeds on issuance of Class B stock	100	0	0
Net proceeds on issuance of promissory notes	572,389	795,047	1,462,122
Promissory notes repayment	(33,596)	(31,762)	(130,498)
Cash flows provided by (used for) financing activities	539,089	763,285	1,331,624
(DECREASE) INCREASE IN CASH	(380,654)	(633)	379,955
Cash, beginning of the year	493,810	494,443	114,488
Cash, end of the year	$ 113,156	$ 493,810	$ 494,443